CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary Shares	Reserves	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Virax)	Non Controlling Interest
Number of shares, beginning balance at Mar. 31, 2021		9,231,022
Equity, beginning balance at Mar. 31, 2021	$ (831,814)	$ 924	$ 4,033,794	$ (54,497)	$ (4,628,139)	$ (2,764)	$ (650,682)	$ (181,132)
Shares issued for cash, shares		238,906
Shares issued for cash	519,613	$ 24	519,589				519,613
Shares issued for services, shares		346,356
Shares issued for services	290,364	$ 35	290,329				290,364
Shares issued for settlement of related party payable, shares		172,532
Shares issued for settlement of related party payable	452,861	$ 17	452,844				452,861
Shares issued for conversion of convertible debt. shares		37,735
Shares issued for conversion of convertible debt	100,000	$ 4	99,996				100,000
Surrender of ViraxClear Shares, shares		(50,000)
Surrender of ViraxClear Shares		$ (5)	(54,492)	$ 54,497
Imputed interest	21,128		21,128				21,128
Foreign currency adjustment	1,010					965	965	45
Net Loss	$ (1,749,870)				(1,708,827)		(1,708,827)	(41,043)
Number of shares, ending balance at Mar. 31, 2022	9,976,551	9,976,551
Equity, ending balance at Mar. 31, 2022	$ (1,196,708)	$ 999	5,363,188		(6,336,966)	(1,799)	(974,578)	(222,130)
Shares issued for cash, shares		4,257,500
Shares issued for cash	13,654,215	$ 426	13,653,789				13,654,215
Shares issued for services, shares		7,547
Shares issued for services	20,000	$ 1	19,999				20,000
Shares issued for settlement of related party payable, shares		54,300
Shares issued for settlement of related party payable	39,863	$ 5	39,858				39,863
Contributions	109,570		109,570				109,570
Cashless warrant exercise, shares		86,191
Cashless warrant exercise	9	$ 9					9
Pre-funded warrant exercise, shares		1,165,000
Pre-funded warrant exercise	117	$ 117					117
Stock-based compensation	1,734,601		1,734,601				1,734,601
Foreign currency adjustment	111					111	111
Net Loss	$ (5,457,763)				(5,457,494)		(5,457,494)	(269)
Number of shares, ending balance at Mar. 31, 2023	15,547,089	15,547,089
Equity, ending balance at Mar. 31, 2023	$ 8,904,015	$ 1,557	$ 20,921,005		$ (11,794,460)	$ (1,688)	$ 9,126,414	$ (222,399)